Note 4 - Long-term Loans	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
4.	Long-term loans

On
January 21, 2019,
the Company obtained a loan with a principal amount of
$1,493
(
RMB10,000
) from a
third
party, which bears an annual interest rate of
15%
and is guaranteed by the Founder, Mr. Linqing Jia. The original maturity date of the loan was
April 20, 2019,
which was extended to
October 20, 2020
pursuant to a supplementary agreement entered into on
April 21, 2019.
The loan was repaid on
August 15, 2019.

On
March 28, 2019,
the Company borrowed a
three
-year term loan with a principal amount of
$1,493
(
RMB10,000
) from China Construction Bank, which bears an annual interest rate of
120.0%
of the
three
-year loan interest rate quoted by the People’s Bank of China. The loan is guaranteed by the shareholder of the Company, Shenzhen Sangel Capital Management Limited Company (“Shenzhen Sangel”) and Mr. Mulong Liu, a shareholder of Shenzhen Sangel. The maturity date of the loan is
March 28, 2022.